Income Taxes - Reconciliation of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Unrecognized tax benefits at beginning of year	$ 296	$ 305
Gross increases - tax positions in prior period	897	0
Gross decreases - tax positions in prior period	0	(9)
Gross increases - current period tax positions	38	0
Gross decreases - current period tax positions	0	0
Settlements	0	0
Lapse in statute of limitations	0	0
Unrecognized tax benefits at end of year	$ 1,231	$ 296